UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2016

Date of Reporting Period: 12/31/2015

Item 1. Schedule of Investments.

	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2015

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------		--------------
COMMON STOCKS -- 96.78%
	Consumer Discretionary - Automobiles &
	Components -- 2.55%
2,250,000	Johnson Controls, Inc.	$ 88,852,500
		--------------
	Consumer Discretionary - Durables &
	Apparel -- 2.14%
456,693	Jarden Corporation *	26,086,304
562,014	Polaris Industries Inc.	48,305,103
		--------------
		74,391,407
		--------------
	Consumer Discretionary - Media -- 6.84%
1,074,000	CBS Corporation - Class B	50,617,620
1,830,000	Gannett Co., Inc.	29,810,700
2,700,000	TEGNA, Inc.	68,904,000
1,375,000	Time Warner Inc.	88,921,250
		--------------
		238,253,570
		--------------
	Consumer Discretionary - Retailing -- 7.80%
250,000	Dollar General Corporation	17,967,500
3,562,782	LKQ Corporation *	105,565,231
402,476	O'Reilly Automotive, Inc. *	101,995,468
458,741	Penske Automotive Group, Inc.	19,423,094
959,786	Sally Beauty Company, Inc. *	26,768,431
		--------------
		271,719,724
		--------------
	Consumer Discretionary - Services -- 2.41%
118,706	DineEquity, Inc.	10,050,837
1,261,171	Popeyes Louisiana Kitchen, Inc. *	73,778,504
		--------------
		83,829,341
		--------------
	Consumer Staples - Food & Staples
	Retailing -- 4.40%
1,800,000	Walgreens Boots Alliance, Inc.	153,279,000
		--------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 2.32%
920,000	Philip Morris International Inc.	80,877,200
		--------------
	Energy -- 2.16%
350,000	Enterprise Products Partners L.P.	8,953,000
500,000	Plains All American Pipeline, L.P.	11,550,000
5,793,000	Plains GP Holdings, L.P.	54,743,850
		--------------
		75,246,850
		--------------
	Financials - Diversified -- 3.46%
754,505	Affiliated Managers Group, Inc. *	120,539,719
		--------------
	Financials - Insurance -- 5.98%
910,000	ACE Limited	106,333,500
1,105,000	Aon plc	101,892,050
		--------------
		208,225,550
		--------------
	Financials - Real Estate -- 2.39%
2,405,000	CBRE Group, Inc. *	83,164,900
		--------------
	Health Care - Equipment & Services -- 2.27%
1,136,254	DaVita HealthCare Partners Inc. *	79,208,266
		--------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 21.36%
1,350,000	AbbVie Inc.	79,974,000
595,000	Celgene Corporation *	71,257,200
1,670,000	Gilead Sciences, Inc.	168,987,300
546,200	Jazz Pharmaceuticals public limited
	company *	76,773,872
2,650,000	Pfizer Inc.	85,542,000
825,688	Thermo Fisher Scientific Inc.	117,123,843
1,420,000	Valeant Pharmaceuticals
	International, Inc. *	144,343,000
		--------------
		744,001,215
		--------------
	Industrials - Capital Goods -- 7.01%
350,000	Precision Castparts Corp.	81,203,500
621,100	Snap-on Incorporated	106,475,173
278,910	W.W. Grainger, Inc.	56,504,377
		--------------
		244,183,050
		--------------
	Industrials - Commercial & Professional
	Services -- 5.73%
2,345,900	ADT Corporation (The)	77,367,782
1,933,000	Copart, Inc. *	73,473,330
1,050,000	Nielsen Holdings plc	48,930,000
		--------------
		199,771,112
		--------------
	Industrials - Transportation -- 3.15%
282,076	AMERCO	109,868,602
		--------------
	Information Technology - Software &
	Services -- 7.42%
700,000	International Business Machines
	Corporation	96,334,000
700,000	MasterCard Incorporated - Class A	68,152,000
1,200,000	Microsoft Corporation	66,576,000
750,000	Oracle Corporation	27,397,500
		--------------
		258,459,500
		--------------
	Materials -- 4.48%
796,600	AptarGroup, Inc.	57,872,990
1,350,401	Ball Corporation	98,214,665
		--------------
		156,087,655
		--------------
	Telecommunication Services -- 2.91%
2,950,000	AT&T Inc.	101,509,500
		--------------
	TOTAL COMMON STOCKS
	(cost $2,310,820,733)	3,371,468,661
		--------------
SHORT-TERM INVESTMENTS -- 1.45%
	Commercial Paper - 1.35%
$5,000,000	Kroger Co. (The) 01/04/16, 0.70%	5,000,000
5,000,000	Corning Incorporated 01/05/16, 0.60%	4,999,917
4,000,000	Thomson Reuters Corporation
	01/05/16, 0.70%	3,999,922
10,000,000	PPG Industries, Inc. 01/06/16, 0.70%	9,999,611
3,475,000	B.A.T. International Finance p.l.c.
	01/13/16, 0.55%	3,474,522
2,000,000	B.A.T. International Finance p.l.c.
	01/13/16, 0.55%	1,999,725
7,000,000	Kellogg Company 01/19/16, 0.60%	6,998,250
7,500,000	B.A.T. International Finance p.l.c.
	01/21/16, 0.50%	7,498,229
3,000,000	Bacardi Corporation 01/27/16, 0.83%	2,998,409
		--------------
		46,968,585
		--------------
	Variable Rate Security - 0.10%
3,598,161	Fidelity Institutional Money Market
	Fund - Class I, 0.28%	3,598,161

--------------
TOTAL SHORT-TERM INVESTMENTS
(cost $50,566,746)	50,566,746
--------------
TOTAL INVESTMENTS
(cost $2,361,387,479) - 98.23%	3,422,035,407
--------------

OTHER ASSETS, NET OF LIABILITIES - 1.77%	61,675,497
--------------
TOTAL NET ASSETS
(basis of percentages
disclosed above) - 100%	$3,483,710,904
--------------
--------------

% Of net assets.
* Non-income producing.

As of December 31, 2015, investment cost for federal tax purposes was
$2,361,387,479 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$ 3,210,111,124
Unrealized depreciation	(2,149,463,196)
---------------
Net unrealized appreciation	$ 1,060,647,928
---------------
---------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$3,371,468,661
Variable Rate Security	3,598,161
Level 2 -
Commercial Paper	46,968,585
Level 3 -
None	--
--------------
Total	$3,422,035,407
--------------
--------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/18/2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 02/18/2016

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/18/2016